25. Subsequent Event	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
25. Subsequent Event

Declaration of Cash Dividend

On December 11, 2012, the Company declared a cash dividend of $0.14 per share payable February 1, 2013 to shareholders of record as of January 15, 2013. On March 13, 2013, the Company declared a cash dividend of $0.14 per share payable May 1, 2013 to shareholders of record as of April 15, 2013. These dividends have been recorded as of each declaration date, including shares issuable under the DRIP plan.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.